Consolidated Cash Flow Statement - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before tax	£ (3,109,706)	£ (14,983,467)	£ (6,629,844)
Adjustments for:
Depreciation	714,550	765,031	826,750
Amortization of intangible assets	55,046	63,451	51,889
Amortization of right of use assets	196,577	196,576	196,576
Share-based payment expense	1,123,250		804,714
Loss on modification of convertible loan	140,344
Change in fair value of convertible loan derivatives	(7,112,034)	4,181,545
Change in fair value of warrant liability	(12,785,290)
Change in fair value of other derivative liabilities	3,832,379
Net foreign exchange losses	120,974	64,983	1,891
Finance income	(2,208)	(33)	(1,029)
Finance costs	6,994,423	3,438,548	292,062
Loss on disposal of tangible assets	8,646
Movements in working capital:
Decrease in deferred income	(3,844,533)	(1,978,659)	(1,978,659)
(Increase)/decrease in trade and other receivables	(37,503)	(591,617)	1,728,796
Increase/(decrease) in trade and other payables	(1,944,557)	2,338,197	326,556
Cash used in operations	(15,649,642)	(6,505,445)	(4,380,298)
Interest paid	(289,912)	(254,653)	(290,208)
Interest received	2,208	33	1,029
Income tax received / (paid)	1,407,199	1,179,043	1,237,609
Net cash flows used in operating activities	(14,530,147)	(5,581,022)	(3,431,868)
Cash flows from investing activities
Purchase of property, plant and equipment	(240,712)	(20,033)	(34,899)
Disposal of property, plant and equipment	55,000
Purchase of intangible assets	(124,485)	(123,191)	(170,094)
Net cash flows used in investing activities	(310,197)	(143,224)	(204,993)
Cash flows from financing activities
Repayment of lease liabilities	(762,150)	(122,469)	(415,273)
Receipt from issuance of convertible loan (net of issue costs)	18,110	6,383,659
Repayment of convertible loan	(2,632,324)
Proceeds from sale of warrants	18,806,153
Proceeds received on issue of shares	3,369,877	285,108	3,898,818
Share issue costs	(908,602)	(21,160)	(53,273)
Net cash flows from financing activities	17,891,064	6,525,138	3,430,272
Net increase/(decrease) in cash and cash equivalents	3,050,720	800,892	(206,589)
Foreign exchange movements on cash and cash equivalents	190,652	17,781	(1,891)
Cash and cash equivalents at the beginning of the year	1,566,688	748,015	956,495
Cash and cash equivalents at the end of the year	£ 4,808,060	£ 1,566,688	£ 748,015